Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 34,805	¥ 62,611
Less than 12 months, Gross unrealized losses	204	216
More than 12 months, Fair value	0	2,294
More than 12 months, Gross unrealized losses	0	4
Total, Fair value	34,805	64,905
Total, Gross unrealized losses	204	220
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	21,553	54,007
Less than 12 months, Gross unrealized losses	30	82
More than 12 months, Fair value	0	2,294
More than 12 months, Gross unrealized losses	0	4
Total, Fair value	21,553	56,301
Total, Gross unrealized losses	30	86
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	11,748	8,106
Less than 12 months, Gross unrealized losses	153	91
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	11,748	8,106
Total, Gross unrealized losses	153	91
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	1,504	498
Less than 12 months, Gross unrealized losses	21	43
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	1,504	498
Total, Gross unrealized losses	¥ 21	¥ 43